Redeemable noncontrolling interests (Tables)	6 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
Summary of redeemable non-controlling interests balance
The following table presents the activity of the redeemable noncontrolling interests balance for the six months ended June 30, 2022:

	RMB	US$
Balance as of January 1, 2022	—	—
Initial fair value of redeemable noncontrolling interests	31,397	4,687
Net loss attributable to redeemable noncontrolling interest	(2,061)	(308)
Adjustment of redeemable noncontrolling interests to redemption value	2,246	336

Balance as of June 30, 2022	31,582	4,715